Equity (Details) - USD ($)		12 Months Ended
	Apr. 14, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022
Equity [Line Items]
Authorized shares (in Shares)		500,000,000	500,000,000
Par value (in Dollars per share)		$ 0.0001	$ 0.0001
Shares issued (in Shares)		51,750,000	50,000,000
Closed initial public offering shares		$ 6,189,914
Price per share (in Dollars per share)	$ 4
Aggregate net proceeds	$ 6,189,914
Statutory reserves		$ 89,940	$ 363,257	$ 629,936
IPO [Member]
Equity [Line Items]
Closed initial public offering shares	$ 1,750,000
Common Stock [Member]
Equity [Line Items]
Shares outstanding (in Shares)		51,750,000	50,000,000	100,000,000
Closed initial public offering shares		$ 175
Common Stock [Member]
Equity [Line Items]
Authorized shares (in Shares)		500,000,000
Par value (in Dollars per share)		$ 0.0001
Shares issued (in Shares)				100,000,000
Repurchase of shares (in Shares)					50,000,000